Derivatives	9 Months Ended
Sep. 30, 2011
Derivatives
Derivatives

6.                          Derivatives

Commodity Derivatives

From time to time, we utilize commodity derivatives in the form of swap contracts to attempt to optimize the price received for our oil and gas production.  Under swap contracts, we receive a fixed price for the respective commodity and pay a floating market price as defined in each contract (generally NYMEX futures prices), resulting in a net amount due to or from the counterparty.  Commodity derivatives are settled monthly as the contract production periods mature.

The following summarizes information concerning our net positions in open commodity derivatives applicable to periods subsequent to September 30, 2011, excluding contracts terminated subsequent to September 30, 2011.  The settlement prices of commodity derivatives are based on NYMEX futures prices.

Swaps:

	Oil		Gas
	Bbls (a)	Price	MMBtu (b)	Price
Production Period:
4th Quarter 2011	733,949	$87.58	1,010,000	$7.07
2012	107,506	$91.15	—	$—
2013	95,996	$91.15	—	$—
2014	85,772	$91.15	—	$—
2015	76,309	$91.15	—	$—
2016	28,280	$91.15	—	$—
	1,127,812		1,010,000

(a)    In September 2011, we entered into oil hedges covering 398,812 barrels of oil for production months from December 2011 through May 2016.  These hedges cover production related to a volumetric production payment in connection with the acquisition by our wholly owned subsidiary, Southwest Royalties, Inc., of the 24 limited partnerships of which it is the general partner.  See Note 14.

(b)   One MMBtu equals one Mcf at a Btu factor of 1,000.

In October 2011, we terminated substantially all of our existing 2012 and 2013 oil hedges for cash proceeds of $50 million.  The terminated contracts covered 2,649,000 barrels of oil production for 2012 and 1,189,000 barrels for 2013.  In addition, we terminated a hedge contract covering 490,000 MMBtu of gas production for December 2011 for cash proceeds of $1.6 million.

Accounting For Derivatives

We did not designate any of our currently open commodity derivatives as cash flow hedges; therefore, all changes in the fair value of these contracts prior to maturity, plus any realized gains or losses at maturity, are recorded as other income (expense) in our statements of operations.  For the three months ended September 30, 2011, we reported a $92.3 million net gain on derivatives, consisting of a $91.1 million non-cash gain related to changes in mark-to-market valuations and a $1.2 million realized gain for settled contracts.  For the three months ended September 30, 2010, we reported a $4 million net loss on derivatives, consisting of an $8 million non-cash loss related to changes in mark-to-market valuations and a $4 million realized gain for settled contracts.  For the nine months ended September 30, 2011, we reported a $74.1 million net gain on derivatives, consisting of an $82 million non-cash gain related to changes in mark-to-market valuations and a $7.9 million realized loss for settled contracts.  For the nine months ended September 30, 2010, we reported a $27.3 million net gain on derivatives, consisting of a $17.9 million non-cash gain related to changes in mark-to-market valuations and a $9.4 million realized gain for settled contracts.

Effect of Derivative Instruments on the Consolidated Balance Sheets

	Fair Value of Derivative Instruments as of September 30, 2011
	Asset Derivatives		Liability Derivatives
	Balance Sheet		Balance Sheet
	Location	Fair Value	Location	Fair Value
		(In thousands)		(In thousands)
Derivatives not designated as hedging instruments:

Commodity derivatives	Fair value of derivatives:		Fair value of derivatives:
	Current	$42,642	Current	$—
	Non-current	28,754	Non-current	—
Total		$71,396		$—

	Fair Value of Derivative Instruments as of December 31, 2010
	Asset Derivatives		Liability Derivatives
	Balance Sheet		Balance Sheet
	Location	Fair Value	Location	Fair Value
		(In thousands)		(In thousands)
Derivatives not designated as hedging instruments:

Commodity derivatives	Fair value of derivatives:		Fair value of derivatives:
	Current	$—	Current	$7,224
	Non-current	—	Non-current	3,409
Total		$—		$10,633

Gross to Net Presentation Reconciliation of Derivative Assets and Liabilities

	September 30, 2011
	Assets	Liabilities
	(In thousands)
Fair value of derivatives — gross presentation	$71,396	$—
Effects of netting arrangements	—	—
Fair value of derivatives — net presentation	$71,396	$—

	December 31, 2010
	Assets	Liabilities
	(In thousands)
Fair value of derivatives — gross presentation	$16,051	$26,684
Effects of netting arrangements	(16,051)	(16,051)
Fair value of derivatives — net presentation	$—	$10,633

All of our derivative contracts are with JPMorgan Chase Bank, N.A.  We have elected to net the outstanding positions with this counterparty between current and non-current assets or liabilities.

Effect of Derivative Instruments on the Consolidated Statements of Operations

	Amount of Gain or (Loss) Recognized in Earnings
	Three Months Ended			Nine Months Ended
Location of Gain or (Loss)	September 30, 2011			September 30, 2011
Recognized in Earnings	Realized	Unrealized	Total	Realized	Unrealized	Total
	(In thousands)			(In thousands)
Derivatives not designated as hedging instruments:

Commodity derivatives:
Other income (expense) -
Gain (loss) on derivatives	$1,188	$91,098	$92,286	$(7,901)	$82,029	$74,128
Total	$1,188	$91,098	$92,286	$(7,901)	$82,029	$74,128

	Amount of Gain or (Loss) Recognized in Earnings
	Three Months Ended			Nine Months Ended
Location of Gain or (Loss)	September 30, 2010			September 30, 2010
Recognized in Earnings	Realized	Unrealized	Total	Realized	Unrealized	Total
	(In thousands)			(In thousands)
Derivatives not designated as hedging instruments:

Commodity derivatives:
Other income (expense) -
Gain (loss) on derivatives	$4,003	$(7,998)	$(3,995)	$9,416	$17,873	$27,289
Total	$4,003	$(7,998)	$(3,995)	$9,416	$17,873	$27,289